Equity - Warrants (Details) - Warrants	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Number of Units
Outstanding balance, beginning | shares	36,465,771
Exercised | shares	(41,540)
Expired | shares	(1,606,605)
Outstanding balance, ending | shares	34,817,626	36,465,771
Exercisable | shares	34,817,626
Outstanding balance, beginning | $ / shares	$ 6.3
Exercised | $ / shares	2.5
Expired | $ / shares	7.48
Outstanding balance, ending | $ / shares	6.26	$ 6.3
Exercisable | $ / shares	$ 6.26
Weighted average remaining contractual life (in years)
Outstanding		1 year 2 months 4 days
Exercised	3 months 29 days
Exercisable	1 year 2 months 26 days